Stock-Based Compensation	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 9 – STOCK-BASED COMPENSATION

Collab Z Inc. 2025 Equity Incentive Plan

The 2025 Equity Incentive Plan (the “2025 Plan”) permits the grant of awards, which provides for the grant of shares of stock options to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the 2025 Plan was 763,708 shares as of December 31, 2025. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. As of December 31, 2025, there were 175,734 shares available for grant under the 2025 Plan. Stock options granted under the 2025 Plan typically vest over a four-year period, with a one-year cliff as well as via specified milestones.

A summary of information related to stock options for the three months ended December 31, 2025 ais as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2025	587,975	$2.08	$1,127,211
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding as of December 31, 2025	587,975	$2.08	$1,127,211

Exercisable as of December 31, 2025	-	$-	$-
Exercisable and expected to vest at of December 31, 2025	-	$-	$-

As of December 31, 2025, the weighted average duration to expiration of outstanding options was 9.23 years.

No stock-based compensation expense for stock options was recognized for the three months ended December 31, 2025 and 2024, respectively, due to the granted options containing vesting conditions that are contingent upon an IPO. Total unrecognized compensation cost related to non-vested stock option awards amounted to approximately $660,013 as of December 31, 2025, which will be recognized over a weighted average period of 1.86 years if the contingent vesting condition is met.

No options were granted during the three months ended December 31, 2025.

NOTE 9 – STOCK-BASED COMPENSATION

Collab Z Inc. 2025 Equity Incentive Plan

The 2025 Equity Incentive Plan (the “2025 Plan”) permits the grant of awards, which provides for the grant of shares of stock options to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the 2025 Plan was 763,708 shares as of September 30, 2025. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award. As of September 30, 2025, there were 175,734 shares available for grant under the 2025 Plan. Stock options granted under the 2025 Plan typically vest over a four-year period, with a one-year cliff as well as via specified milestones.

A summary of information related to stock options for the year ended September 30, 2025 ais as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2024	-	$-	$-
Granted	587,975	2.08
Exercised	-	-
Forfeited	-	-
Outstanding as of September 30, 2025	587,975	$2.08	$1,127,211

Exercisable as of September 30, 2025	-	$-	$-
Exercisable and expected to vest at of September 30, 2025	-	$-	$-

As of September 30, 2025, the weighted average duration to expiration of outstanding options was 9.48 years.

No stock-based compensation expense for stock options was recognized for the year ended September 30, 2025 and 2024, respectively, due to the granted options containing vesting conditions that are contingent upon an IPO. Total unrecognized compensation cost related to non-vested stock option awards amounted to approximately $660,013 as of September 30, 2025, which will be recognized over a weighted average period of 2.11 years if the contingent vesting condition is met.

The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:

	Year Ended
	September 30,
	2025	2024
Risk-free interest rate	4.09% - 4.18%	n/a
Expected term (in years)	5.50-6.08	n/a
Expected volatility	53.1%	n/a
Expected dividend yield	0%	n/a

The weighted average grant date fair value of options granted during year ended September 30, 2025 was $1.12.